Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Communication Services - 11.6%
23,579	American Well Corp.*	698,882
24,465	Electronic Arts, Inc.*	3,190,481
11,749	GoodRx Holdings, Inc.*	653,244
14,662	Liberty Broadband Corp.*	2,079,218
23,658	Live Nation Entertainment, Inc.*	1,274,693
27,335	Match Group, Inc.*	3,024,618
85,292	Pinterest, Inc.*	3,540,471
217,420	Zynga, Inc.*	1,982,870
		16,444,477
Consumer Discretionary - 9.8%
14,076	Bright Horizons Family Solutions, Inc.*	2,140,115
25,638	Etsy, Inc.*	3,118,350
5,027	Lululemon Athletica, Inc.*	1,655,743
71,803	National Vision Holdings, Inc.*	2,745,747
14,835	Ross Stores, Inc.	1,384,402
33,677	Shift4 Payments, Inc.*	1,628,620
5,839	Ulta Beauty, Inc.*	1,307,819
		13,980,796
Consumer Staples - 2.2%
14,830	Brown-Forman Corp.	1,116,996
11,562	Casey's General Stores, Inc.	2,053,989
		3,170,985
Financials - 1.3%
51,862	KKR & Co., Inc.	1,780,941
Health Care - 19.2%
8,423	Ascendis Pharma A/S ADR*	1,299,838
14,830	Biohaven Pharmaceutical Holding Co. Ltd.*	964,098
5,614	Bio-Rad Laboratories, Inc.*	2,893,792
9,803	Blueprint Medicines Corp.*	908,738
31,419	Bruker Corp.	1,248,905
33,179	Catalent, Inc.*	2,842,113
11,981	Charles River Laboratories International, Inc.*	2,713,097
5,168	Cooper Companies, Inc.	1,742,236
4,273	DexCom, Inc.*	1,761,459
40,552	Edwards Lifesciences Corp.*	3,236,861
6,368	Global Blood Therapeutics, Inc.*	351,132
22,370	HealthEquity, Inc.*	1,149,147
7,289	Inari Medical, Inc.*	503,087
7,289	Neurocrine Biosciences, Inc.*	700,910
19,729	Oak Street Health, Inc.*	1,054,318
11,420	Teleflex, Inc.	3,887,595
		27,257,326
Industrials - 17.8%
19,465	BWX Technologies, Inc.	1,096,074
5,614	Cintas Corp.	1,868,508
49,014	Dun & Bradstreet Holdings, Inc.*	1,257,699
85,460	IAA, Inc.*	4,449,902
8,714	IDEX Corp.	1,589,521
30,330	IHS Markit Ltd.	2,381,209
17,008	SiteOne Landscape Supply, Inc.*	2,074,126
26,392	TransUnion	2,220,359
11,562	Verisk Analytics, Inc.	2,142,554
44,741	Waste Connections, Inc.	4,644,115
20,443	Woodward, Inc.	1,638,711
		25,362,778
Information Technology - 28.3%
9,300	Aspen Technology, Inc.*	1,177,287
12,149	Autodesk, Inc.*	2,806,540
25,051	Booz Allen Hamilton Holding Corp.	2,078,732
10,222	Datadog, Inc.*	1,044,280
59,403	Dynatrace, Inc.*	2,436,711
83,114	Genpact, Ltd.	3,237,290
66,154	GoDaddy, Inc.*	5,025,719
15,081	Guidewire Software, Inc.*	1,572,496
9,049	Intuit, Inc.	2,951,874
7,876	Jack Henry & Associates, Inc.	1,280,559
11,577	KLA Corp.	2,242,928
93,587	Marvell Technology Group, Ltd.	3,715,404
63,508	Mimecast, Ltd.*	2,979,795
17,008	NXP Semiconductors NV	2,122,768
34,948	Palantir Technologies, Inc.*	332,006
3,100	ServiceNow, Inc.*	1,503,500
6,954	Twilio, Inc.*	1,718,264
3,538	Unity Software, Inc.*	308,797
11,981	WEX, Inc.*	1,665,000
		40,199,950
Materials - 5.1%
54,208	Ball Corp.	4,505,769
25,638	FMC Corp.	2,715,321
		7,221,090
Total Common Stocks (Cost $103,406,169)		135,418,343

Real Estate Investment Trusts - 2.7%
12,149	SBA Communications Corp.	3,869,214
Total Real Estate Investment Trusts (Cost $2,847,667)		3,869,214

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
3,026,301	First American Government Obligations Fund - Class Z, 0.05%#	3,026,301
Total Short-Term Investments (Cost $3,026,301)		3,026,301
Total Investments - 100.1% (Cost $109,280,137)		142,313,858
Liabilities in Excess of Other Assets - (0.1)%		(85,624)
NET ASSETS - 100.0%		$142,228,234

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.